Share-Based Compensation (Narrative) (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015	Jan. 01, 2015	Dec. 26, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock available for issuance	12,974,589
Common stock available for grants	3,636,589
Achievement of percentage in performance based restricted stock	100.00%
Estimated forfeiture rate, percentage	5.00%
Recognized share-based compensation expense	$ 14.8	$ 7.7	$ 5.9
Capitalized share-based compensation expense	0.3	0.1	0.1
Non-cash share based compensation expense	8.0	$ 4.6	$ 3.2
Unrecognized compensation expense related to non-vested options	$ 0.0
Number of stock and stock units expected to vest, after consideration of expected forfeitures	2,337,754
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense related to non-vested options	$ 19.6
Weighted average remaining period over which unrecognized compensation costs will be recognized	1 year 9 months 18 days
Weighted average grant-date fair value, Non-vested	$ 14.76	$ 19.18	$ 15.17
Fair value of awards vested, restricted stock	$ 11.6	$ 3.6	$ 7.5
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Granted	0	0	0
Intrinsic value of options exercised	$ 0.4	$ 0.2	$ 6.1
Fair value of awards vested, options	$ 0.7	$ 2.2	$ 4.9
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Options contractual term	10 years
Length of measurement period	2 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	5 years
Options contractual term	15 years
Length of measurement period	3 years